U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.     Name and address of issuer:
          Putnam Global Governmental Income Trust
          One Post Office Square
          Boston, Massachusetts  02109

2. Name of each series or class of funds for which this notice is filed:

       Class A, B and M shares.

3.     Investment Company Act File Number:   811-4524
       Securities Act File Number:      33-7232

4.     Last day of fiscal year for which this notice is filed:
       October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                        [   ]

6.     Date of termination of issuer's declaration under Rule
       24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which have been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
       NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
       8,655,231 shares;  $131,819,168*

9.     Number and aggregate sale price of securities sold during
       the fiscal year:
       6,996,936 shares;  $98,807,403

*Based on offering price of $15.23 on December 13, 1996.

10.   Number and aggregate sale price of securities sold during
       the fiscal year in reliance upon registration pursuant to
       Rule 24f-2:
       2,347,664 shares;  $33,159,765

11.    Number and aggregate sale price of securities issued
       during the fiscal year in connection with dividend
       reinvestment plans, if applicable (see Instruction B.7):
       1,148,462 shares;  $15,918,520

12.    Calculation of registration fee:


(i)  Aggregate sale price of securities sold
     during the fiscal year in reliance on
     Rule 24f-2 (from Item 10):                        $33,159,765



(ii) Aggregate price of shares issued in
     connection with dividend reinvestment
     plans (from Item 11, if applicable):              $15,918,520



(iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                                 $150,728,267



(iv) Aggregate price of shares redeemed or
     repurchased and previously applied as a
     reduction to filing fees pursuant to
     Rule 24e-2 (if applicable):                       NONE



(v)  Net aggregate price of securites sold
     and issued during the fiscal year in
     reliance on Rule 24f-2 [line (i), plus
     line (ii), less line (iii), plus line
     (iv)] (if applicable):                            $0



(vi) Multiplier prescribed by Section 6(b) of
     the Securities Act of 1933 or other
     applicable law or regulation (see
     Instruction C.6):                                1/33rd of 1%



(vii)     Fee due [line (i) or line (v) multiplied
          by line (vi)]:                              NONE


13.    Check box if fees are being remitted to the Commission's
       lockbox depository as described in section 3a of the
       Commission's Rules of Informal and Other Procedures (17
       CFR 202.3a).
                                             [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)      /s/ John D. Hughes
                              ___________________________________
                              John D. Hughes
                              Senior Vice President and Treasurer

Date:  December 24, 1996